Summary of Net Deferred Income Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Deferred Tax Assets And Liabilities [Abstract]
Property and equipment		$ 10,543
Insurance	$ 40,707	48,759
Accounts receivable allowances	9,562
Compensation	68,095	56,976
Net operating losses	120,263	82,250
Assets held for sale	2,458
Other	42,130	29,538
Deferred Tax Assets, Gross, Total	283,215	228,066
Reclassification of deferred tax liabilities	(138,681)	(123,360)
Net deferred tax assets	144,534	104,706
Valuation allowance	(50,969)	(49,743)	$ (48,400)
Deferred Tax Assets, Net, Total	93,565	54,963
Property and equipment	10,276
Accounts receivable allowances		2,165
Assets held for sale		995
Goodwill and intangibles	128,405	120,200
Reclassification of deferred tax liabilities	$ 138,681	$ 123,360